Operations and principal activities - Consolidated financial statements (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Operations and principal activities
Total revenues	¥ 1,498,029	$ 210,993	¥ 1,257,874	¥ 1,692,463
Total costs	(544,336)	(76,668)	(393,292)	(327,889)
Total operating expenses	1,014,740	142,923	967,387	1,397,144
(Loss)/income from non-operations	21,898	3,084	8,246	12,044
(Loss)/income before tax	7,869	1,108	(87,072)	(16,405)
Income tax (expenses)/benefits	(18,075)	(2,546)	(20,965)	21,231
Net (loss)/income	25,944	3,654	(66,107)	(37,636)
Net income/(loss) attributable to noncontrolling interests	4,664	657	(553)	(29,265)
Net (loss)/income	21,280	$ 2,997	(65,554)	(8,371)
VIEs and VIEs Subsidiaries
Operations and principal activities
Total revenues	1,223,220		1,004,908	1,573,519
Total costs	(668,924)		(490,023)	(828,302)
Total operating expenses	(552,945)		(533,684)	(822,210)
(Loss)/income from non-operations	931		(7,288)	(7,557)
(Loss)/income before tax	2,282		(26,087)	(84,550)
Income tax (expenses)/benefits	7,514		1,969	(23,524)
Net (loss)/income	9,796		(24,118)	(108,074)
Net income/(loss) attributable to noncontrolling interests	3		2,328	28,533
Net (loss)/income	9,799		(21,790)	(79,541)
VIEs and VIEs Subsidiaries | Third-party
Operations and principal activities
Total revenues	1,203,754		992,705	1,573,161
Total costs	(388,143)		(236,094)	(221,286)
VIEs and VIEs Subsidiaries | Inter-company
Operations and principal activities
Total revenues	19,466		12,203	358
Total costs	¥ (280,781)		¥ (253,929)	¥ (607,016)